RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [Abstract]
Disclosure of detailed information about transactions between related parties [Table Text Block]
	Year ended
	December 31,
	2022	2021
Salaries and fees	$1,303,879	$1,331,996
Share-based payments	2,096,610	3,945,428
	$3,400,489	$5,277,424